Inventories, net - Additional information (Details) - El Brocal $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) T	Dec. 31, 2019 USD ($) T
Inventory, net
Production in Process | $	$ 32.2	$ 31.2
Products in process of quantity | T	1,527,521	1,592,905